Operating expenses, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expenses [abstract]
Total compensation to employees and Directors	$ 13,129	$ 11,652	$ 11,763
Office and administrative expenses	4,180	3,940	3,818
Audit, legal and consultancy	1,635	1,856	1,308
Total general and administrative expenses	$ 18,944	$ 17,448	$ 16,889